Financial Assets Measured at Amortized Cost - Schedule of Breakdown by Maturity (Details) - BRL (R$) R$ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Credit Card [Member] | Not Overdue [Member]
Schedule of Breakdown by Maturity [Line Items]
Total credit card	R$ 7,595,464	R$ 6,081,296
Total credit card percentage	84.62%	89.50%
Credit Card [Member] | Not Overdue [Member] | Up to 30 days [Member]
Schedule of Breakdown by Maturity [Line Items]
Total credit card	R$ 3,603,500	R$ 2,867,453
Total credit card percentage	40.15%	42.20%
Credit Card [Member] | Not Overdue [Member] | From 31 to 60 days [Member]
Schedule of Breakdown by Maturity [Line Items]
Total credit card	R$ 1,218,085	R$ 983,722
Total credit card percentage	13.57%	14.48%
Credit Card [Member] | Not Overdue [Member] | From 61 to 90 days [Member]
Schedule of Breakdown by Maturity [Line Items]
Total credit card	R$ 763,715	R$ 614,390
Total credit card percentage	8.51%	9.04%
Credit Card [Member] | Not Overdue [Member] | From 91 to 180 days [Member]
Schedule of Breakdown by Maturity [Line Items]
Total credit card	R$ 519,640	R$ 412,042
Total credit card percentage	5.79%	6.06%
Credit Card [Member] | Not Overdue [Member] | From 181 to 365 days [Member]
Schedule of Breakdown by Maturity [Line Items]
Total credit card	R$ 1,298,866	R$ 1,055,994
Total credit card percentage	14.47%	15.54%
Credit Card [Member] | Not Overdue [Member] | From 1 to 3 years [Member]
Schedule of Breakdown by Maturity [Line Items]
Total credit card	R$ 172,077	R$ 147,695
Total credit card percentage	1.92%	2.18%
Credit Card [Member] | Not Overdue [Member] | From 3 to 5 years [Member]
Schedule of Breakdown by Maturity [Line Items]
Total credit card	R$ 8,612
Total credit card percentage	0.10%	0.00%
Credit Card [Member] | Not Overdue [Member] | Over 5 years [Member]
Schedule of Breakdown by Maturity [Line Items]
Total credit card	R$ 10,968
Total credit card percentage	0.12%	0.00%
Credit Card [Member] | Overdue [Member]
Schedule of Breakdown by Maturity [Line Items]
Total credit card	R$ 1,380,012	R$ 713,155
Total credit card percentage	15.38%	10.50%
Total overdue and not overdue	R$ 8,975,476	R$ 6,794,451
Total overdue and not overdue, Percentage	100.00%	100.00%
Credit Card [Member] | Overdue [Member] | Up to 30 days [Member]
Schedule of Breakdown by Maturity [Line Items]
Total credit card	R$ 592,263	R$ 444,968
Total credit card percentage	6.60%	6.55%
Credit Card [Member] | Overdue [Member] | From 31 to 60 days [Member]
Schedule of Breakdown by Maturity [Line Items]
Total credit card	R$ 226,272	R$ 122,001
Total credit card percentage	2.52%	1.80%
Credit Card [Member] | Overdue [Member] | From 61 to 90 days [Member]
Schedule of Breakdown by Maturity [Line Items]
Total credit card	R$ 151,229	R$ 41,352
Total credit card percentage	1.68%	0.61%
Credit Card [Member] | Overdue [Member] | From 91 to 180 days [Member]
Schedule of Breakdown by Maturity [Line Items]
Total credit card	R$ 283,026	R$ 63,888
Total credit card percentage	3.15%	0.94%
Credit Card [Member] | Overdue [Member] | From 181 to 365 days [Member]
Schedule of Breakdown by Maturity [Line Items]
Total credit card	R$ 127,221	R$ 40,212
Total credit card percentage	1.42%	0.59%
Credit Card [Member] | Overdue [Member] | From 1 to 3 years [Member]
Schedule of Breakdown by Maturity [Line Items]
Total credit card	R$ 1	R$ 734
Total credit card percentage	0.00%	0.01%
Credit Card [Member] | Overdue [Member] | From 3 to 5 years [Member]
Schedule of Breakdown by Maturity [Line Items]
Total credit card
Total credit card percentage	0.00%	0.00%
Credit Card [Member] | Overdue [Member] | Over 5 years [Member]
Schedule of Breakdown by Maturity [Line Items]
Total credit card
Total credit card percentage	0.00%	0.00%
Loans to Customers [Member] | Not Overdue [Member]
Schedule of Breakdown by Maturity [Line Items]
Total credit card	R$ 16,432,939	R$ 12,870,381
Total credit card percentage	77.48%	79.28%
Loans to Customers [Member] | Not Overdue [Member] | Up to 30 days [Member]
Schedule of Breakdown by Maturity [Line Items]
Total credit card	R$ 151,688	R$ 551,681
Total credit card percentage	0.72%	3.40%
Loans to Customers [Member] | Not Overdue [Member] | From 31 to 60 days [Member]
Schedule of Breakdown by Maturity [Line Items]
Total credit card	R$ 970,272	R$ 440,395
Total credit card percentage	4.57%	2.71%
Loans to Customers [Member] | Not Overdue [Member] | From 61 to 90 days [Member]
Schedule of Breakdown by Maturity [Line Items]
Total credit card	R$ 524,571	R$ 383,779
Total credit card percentage	2.47%	2.36%
Loans to Customers [Member] | Not Overdue [Member] | From 91 to 180 days [Member]
Schedule of Breakdown by Maturity [Line Items]
Total credit card	R$ 492,292	R$ 374,275
Total credit card percentage	2.32%	2.31%
Loans to Customers [Member] | Not Overdue [Member] | From 181 to 365 days [Member]
Schedule of Breakdown by Maturity [Line Items]
Total credit card	R$ 2,825,233	R$ 1,946,765
Total credit card percentage	13.32%	11.99%
Loans to Customers [Member] | Not Overdue [Member] | From 1 to 3 years [Member]
Schedule of Breakdown by Maturity [Line Items]
Total credit card	R$ 6,185,472	R$ 4,265,978
Total credit card percentage	29.16%	26.28%
Loans to Customers [Member] | Not Overdue [Member] | From 3 to 5 years [Member]
Schedule of Breakdown by Maturity [Line Items]
Total credit card	R$ 3,163,252	R$ 2,522,961
Total credit card percentage	14.91%	15.54%
Loans to Customers [Member] | Not Overdue [Member] | Over 5 years [Member]
Schedule of Breakdown by Maturity [Line Items]
Total credit card	R$ 2,120,159	R$ 2,384,546
Total credit card percentage	10.00%	14.69%
Loans to Customers [Member] | Overdue [Member]
Schedule of Breakdown by Maturity [Line Items]
Total credit card	R$ 4,777,455	R$ 3,363,958
Total credit card percentage	22.52%	20.72%
Total overdue and not overdue	R$ 21,210,394	R$ 16,234,339
Total overdue and not overdue, Percentage	100.00%	100.00%
Loans to Customers [Member] | Overdue [Member] | Up to 30 days [Member]
Schedule of Breakdown by Maturity [Line Items]
Total credit card	R$ 919,234	R$ 876,975
Total credit card percentage	4.33%	5.40%
Loans to Customers [Member] | Overdue [Member] | From 31 to 60 days [Member]
Schedule of Breakdown by Maturity [Line Items]
Total credit card	R$ 606,871	R$ 467,730
Total credit card percentage	2.86%	2.88%
Loans to Customers [Member] | Overdue [Member] | From 61 to 90 days [Member]
Schedule of Breakdown by Maturity [Line Items]
Total credit card	R$ 536,236	R$ 398,751
Total credit card percentage	2.53%	2.46%
Loans to Customers [Member] | Overdue [Member] | From 91 to 180 days [Member]
Schedule of Breakdown by Maturity [Line Items]
Total credit card	R$ 1,328,419	R$ 772,301
Total credit card percentage	6.26%	4.76%
Loans to Customers [Member] | Overdue [Member] | From 181 to 365 days [Member]
Schedule of Breakdown by Maturity [Line Items]
Total credit card	R$ 1,373,260	R$ 842,991
Total credit card percentage	6.47%	5.19%
Loans to Customers [Member] | Overdue [Member] | From 1 to 3 years [Member]
Schedule of Breakdown by Maturity [Line Items]
Total credit card	R$ 13,435	R$ 5,211
Total credit card percentage	0.06%	0.03%
Loans to Customers [Member] | Overdue [Member] | From 3 to 5 years [Member]
Schedule of Breakdown by Maturity [Line Items]
Total credit card
Total credit card percentage	0.00%	0.00%
Loans to Customers [Member] | Overdue [Member] | Over 5 years [Member]
Schedule of Breakdown by Maturity [Line Items]
Total credit card
Total credit card percentage	0.00%	0.00%
Prepayment of receivables [Member] | Not Overdue [Member]
Schedule of Breakdown by Maturity [Line Items]
Total credit card	R$ 1,752,448	R$ 963,866
Total credit card percentage	99.77%	92.73%
Prepayment of receivables [Member] | Not Overdue [Member] | Up to 30 days [Member]
Schedule of Breakdown by Maturity [Line Items]
Total credit card	R$ 353,465	R$ 17,981
Total credit card percentage	20.12%	1.73%
Prepayment of receivables [Member] | Not Overdue [Member] | From 31 to 60 days [Member]
Schedule of Breakdown by Maturity [Line Items]
Total credit card	R$ 467,818	R$ 81,571
Total credit card percentage	26.63%	7.85%
Prepayment of receivables [Member] | Not Overdue [Member] | From 61 to 90 days [Member]
Schedule of Breakdown by Maturity [Line Items]
Total credit card	R$ 192,007	R$ 61,678
Total credit card percentage	10.93%	5.93%
Prepayment of receivables [Member] | Not Overdue [Member] | From 91 to 180 days [Member]
Schedule of Breakdown by Maturity [Line Items]
Total credit card	R$ 105,378	R$ 57,798
Total credit card percentage	6.00%	5.56%
Prepayment of receivables [Member] | Not Overdue [Member] | From 181 to 365 days [Member]
Schedule of Breakdown by Maturity [Line Items]
Total credit card	R$ 226,992	R$ 336,243
Total credit card percentage	12.92%	32.35%
Prepayment of receivables [Member] | Not Overdue [Member] | From 1 to 3 years [Member]
Schedule of Breakdown by Maturity [Line Items]
Total credit card	R$ 349,212	R$ 324,638
Total credit card percentage	19.88%	31.23%
Prepayment of receivables [Member] | Not Overdue [Member] | From 3 to 5 years [Member]
Schedule of Breakdown by Maturity [Line Items]
Total credit card	R$ 57,576	R$ 83,956
Total credit card percentage	3.28%	8.08%
Prepayment of receivables [Member] | Not Overdue [Member] | Over 5 years [Member]
Schedule of Breakdown by Maturity [Line Items]
Total credit card		R$ 17,981
Total credit card percentage	0.00%	1.73%
Prepayment of receivables [Member] | Overdue [Member]
Schedule of Breakdown by Maturity [Line Items]
Total credit card	R$ 4,014	R$ 75,586
Total credit card percentage	0.23%	7.27%
Total overdue and not overdue	R$ 1,756,462	R$ 1,039,452
Total overdue and not overdue, Percentage	100.00%	100.00%
Prepayment of receivables [Member] | Overdue [Member] | Up to 30 days [Member]
Schedule of Breakdown by Maturity [Line Items]
Total credit card	R$ 471	R$ 66,043
Total credit card percentage	0.03%	6.35%
Prepayment of receivables [Member] | Overdue [Member] | From 31 to 60 days [Member]
Schedule of Breakdown by Maturity [Line Items]
Total credit card	R$ 343	R$ 8,711
Total credit card percentage	0.02%	0.84%
Prepayment of receivables [Member] | Overdue [Member] | From 61 to 90 days [Member]
Schedule of Breakdown by Maturity [Line Items]
Total credit card	R$ 1,585	R$ 601
Total credit card percentage	0.09%	0.06%
Prepayment of receivables [Member] | Overdue [Member] | From 91 to 180 days [Member]
Schedule of Breakdown by Maturity [Line Items]
Total credit card	R$ 1,542	R$ 218
Total credit card percentage	0.09%	0.02%
Prepayment of receivables [Member] | Overdue [Member] | From 181 to 365 days [Member]
Schedule of Breakdown by Maturity [Line Items]
Total credit card	R$ 59	R$ 13
Total credit card percentage	0.00%	0.00%
Prepayment of receivables [Member] | Overdue [Member] | From 1 to 3 years [Member]
Schedule of Breakdown by Maturity [Line Items]
Total credit card	R$ 14
Total credit card percentage	0.00%	0.00%
Prepayment of receivables [Member] | Overdue [Member] | From 3 to 5 years [Member]
Schedule of Breakdown by Maturity [Line Items]
Total credit card
Total credit card percentage	0.00%	0.00%
Prepayment of receivables [Member] | Overdue [Member] | Over 5 years [Member]
Schedule of Breakdown by Maturity [Line Items]
Total credit card
Total credit card percentage	0.00%	0.00%